INCOME TAXES (Details) - Schedule of Effective Benefit (Expense) Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Benefit (Expense) Taxes [Abstract]
Loss before income taxes	$ (11,858)	$ (803)	$ (14,763)	$ (3,402)	$ (5,076)	$ (3,464)
Statutory tax rate					23.00%	23.00%
Computed "expected" tax income					$ (1,167)	$ (797)
Exchange rate differences					120	588
Non-deductible share-based compensation					30	29
Non-deductible financial instruments valuation					21	(215)
Effect of other non-deductible differences					112	162
Change in valuation allowance					922	268
Subsidiary tax rate differences					(6)	(11)
INCOME TAX	$ 2	$ 6	$ 9	$ 26	$ 32	$ 24